Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of financial assets [abstract]
Schedule of Other Financial Liabilities
in EUR thousands	December 31, 2019	December 31, 2018
Purchase price liability (earn-out and start-up costs)	14,720	0
Current financial liabilities	99	29